Related Party Transactions (Details) - USD ($)			1 Months Ended	2 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 01, 2024	Jun. 01, 2023	Jan. 31, 2024	Jun. 30, 2023	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Feb. 01, 2023
Related Party Transactions [Line Items]
Percentage of authority control					10.00%		10.00%		10.00%
Consulting fees							$ 12,320		$ 12,320
Stock options granted (in Shares)		57
Contractual life		10 years
Exercise price (in Dollars per share)		$ 7,000
Stock options value		$ 420,521
Vesting percentage	25.00%	25.00%
Unsecured, non-interest bearing					$ 53,355		53,355		227,749
Company paid director fees									55,000
Non-executive directors total									$ 165,000
Percentage of option vesting for remaining period				75.00%
Related parties were forfeited (in Shares)									379
Share based compensation expense							(42,996)	$ 10,484	$ 97,167	$ 487,738
Line of credit									$ 200,000
Percentage of outstanding principal									20.00%
Company repaid principal									$ 200,000
Accrued line of credit									40,000
Jordan Plews [Member]
Related Party Transactions [Line Items]
Consulting fees										4,272
Amount of salary paid									283,549	223,646
Northstrive Companies Inc [Member]
Related Party Transactions [Line Items]
Consulting fees									365,900	120,000
Brenda Buechler [Member]
Related Party Transactions [Line Items]
Amount of salary paid									132,807	212,913
Christoph Kraneiss [Member]
Related Party Transactions [Line Items]
Consulting fees										879
Amount of salary paid									122,818	197,398
Braeden Lichti [Member]
Related Party Transactions [Line Items]
Consulting fees									11,813
Share based compensation expense									227,749	37,598
Northstrive Companies Inc. [Member]
Related Party Transactions [Line Items]
Due to related party									179,655	34,378
GB Capital Ltd [Member]
Related Party Transactions [Line Items]
Consulting fees							281,000	100,833	391,333	110,000
Northstrive Companies Inc [Member]
Related Party Transactions [Line Items]
Consulting fees							314,400	60,000
George Kovalyov, Director [Member]
Related Party Transactions [Line Items]
Director’s fees							27,750
Juliana Daley [Member]
Related Party Transactions [Line Items]
Director’s fees							27,790
Mystic Marine Advisors, LLC [Member]
Related Party Transactions [Line Items]
Director’s fees							27,750
Jordan Plews [Member]
Related Party Transactions [Line Items]
Consulting fees									11,813
Amount of salary paid							26,228	122,032
Brenda Buechler [Member]
Related Party Transactions [Line Items]
Amount of salary paid								132,807
Christoph Kraneiss [Member]
Related Party Transactions [Line Items]
Amount of salary paid								122,818
Braeden Lichti [Member]
Related Party Transactions [Line Items]
Due to related party					53,355		53,355		227,749
Northstrive Companies Inc. [Member]
Related Party Transactions [Line Items]
Consulting fees							127		179,655
Related Party [Member]
Related Party Transactions [Line Items]
Director’s fees					83,290		83,290
Due to related party					$ 54,734		54,734		419,217	$ 77,127
Related Party [Member] | Jordan Plews [Member]
Related Party Transactions [Line Items]
Consulting fees							$ 1,252
Black-Scholes Option Pricing Model [Member]
Related Party Transactions [Line Items]
Percentage of option vesting	75.00%	75.00%
Vesting percentage	25.00%		25.00%	25.00%
Percentage of option vesting for remaining period	75.00%		75.00%								75.00%
Directors [Member]
Related Party Transactions [Line Items]
Stock options granted (in Shares)	57	114
Contractual life	10 years
Exercise price (in Dollars per share)	$ 7,000
Stock options value	$ 45,986
Common Stock [Member] | Directors [Member]
Related Party Transactions [Line Items]
Exercise price (in Dollars per share)	$ 1,400